Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales		₩ 12,751,894
Other sales		153,870
Purchase of material		3,913,323
Purchase of fixed assets		829,730
Outsourced processing cost		650,170
Others		428,940
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales		3,328
Other sales		71
Purchase of fixed assets		151,639
Outsourced processing cost		32
Others		18,352
POSCO Processing & Service [member]
Disclosure of transactions between related parties [line items]
Sales		298,781
Other sales		1
Purchase of material		113,628
Purchase of fixed assets		4,595
Outsourced processing cost		8,309
Others		404
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		417,369
Other sales		3,533
Outsourced processing cost		8,483
Others		106
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales		1,697
Other sales		5,097
Purchase of fixed assets		315,748
Outsourced processing cost		29,773
Others		183,226
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales		1
Other sales		30
Purchase of material		330,921
Purchase of fixed assets		8,215
Outsourced processing cost		139
Others		26,023
POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Sales		359,862
Other sales		33,076
Purchase of material		479,896
Purchase of fixed assets		23,043
Outsourced processing cost		296,296
Others		6,860
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales		179,966
Other sales		1,456
Others		2
POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Sales		5,214,127
Other sales		35,182
Purchase of material		550,258
Purchase of fixed assets		221
Outsourced processing cost		44,108
Others		1,948
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales		218,005
Other sales		9,780
Purchase of material		10,168
POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Sales		345,225
Purchase of material		90
Others		1,776
POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		439
Other sales		690
Purchase of material		278,915
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		1,949,354
Other sales		1,454
Purchase of material		365,025
Purchase of fixed assets		337
Outsourced processing cost		1,625
Others		4,982
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		161,803
Others		176
POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		1,436,159
Other sales		20
Purchase of material		26,256
Purchase of fixed assets		621
Others		44,829
POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		212,883
Others		7
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales		276,387
Others		1,749
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales		467,206
Others		65
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		192,467
Others [member]
Disclosure of transactions between related parties [line items]
Sales		932,048
Other sales		10,073
Purchase of material		262,828
Purchase of fixed assets		25,270
Outsourced processing cost		240,687
Others		118,665
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales		12,667,107
Other sales		100,463
Purchase of material		2,417,985
Purchase of fixed assets		529,689
Outsourced processing cost		629,452
Others		409,170
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		2,947
Other sales		112
Purchase of material		5,487
Purchase of fixed assets		300,041
Outsourced processing cost		20,718
Others		19,763
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales		6,734
Other sales		712
Purchase of material		554,151
Others		4
POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales		52,779
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales		14,943
Other sales		52,583
Purchase of material		79,103
Others		3
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales		84,787
Other sales		53,407
Purchase of material		1,495,338
Purchase of fixed assets		300,041
Outsourced processing cost		20,718
Others		19,770
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Purchase of material		697,096
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales		7,384
Purchase of material		₩ 159,501
Posco [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 13,564,308		₩ 11,239,938
Other sales	202,162		169,401
Purchase of material	4,367,687		2,882,146
Purchase of fixed assets	965,298		741,739
Outsourced processing cost	712,217		610,018
Others	438,631		388,292
Posco [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	7,827		29,511
Other sales	97		16,661
Purchase of material			8
Purchase of fixed assets	322,924		183,768
Outsourced processing cost	47
Others	36,428		24,511
Posco [member] | POSCO Processing & Service [member]
Disclosure of transactions between related parties [line items]
Sales			1,212,220
Other sales			5,778
Purchase of material			549,803
Purchase of fixed assets			2,896
Outsourced processing cost			22,704
Others			2,445
Posco [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	476,105		326,078
Other sales	2,725		2,560
Outsourced processing cost	9,211		12,232
Others	1,434		126
Posco [member] | POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	2,624		1,224
Other sales	7,479		727
Purchase of fixed assets	341,472		219,301
Outsourced processing cost	34,376		32,456
Others	196,252		171,107
Posco [member] | eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	12
Other sales	60		5
Purchase of material	377,198		278,016
Purchase of fixed assets	27,508		9,836
Outsourced processing cost	390		212
Others	31,455		19,436
Posco [member] | POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Sales	417,957		319,164
Other sales	35,762		33,784
Purchase of material	531,452		502,448
Purchase of fixed assets	21,730		14,847
Outsourced processing cost	319,868		290,427
Others	2,802		5,139
Posco [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	206,638		187,311
Other sales	1,445		1,382
Others			7
Posco [member] | POSCO TMC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			219,489
Purchase of material			2
Outsourced processing cost			863
Others			1,177
Posco [member] | POSCO AST [member]
Disclosure of transactions between related parties [line items]
Sales			152,098
Other sales			1
Outsourced processing cost			19,695
Others			922
Posco [member] | POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	5,835,226		3,227,716
Other sales	42,888		34,341
Purchase of material	690,345		92,203
Outsourced processing cost	57,624		343
Others	4,318
Posco [member] | POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales	299,450		237,471
Other sales	5,335		2,915
Purchase of material	10,115		9,593
Outsourced processing cost			19
Others	71		548
Posco [member] | POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	336,366		469,543
Purchase of material			284
Others	2,486		1,103
Posco [member] | POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			275
Other sales	2,155
Purchase of material	300,982		148,528
Posco [member] | POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,857,665		1,758,080
Other sales	253		1,373
Purchase of material	536,280		403,174
Purchase of fixed assets	650		247
Outsourced processing cost	2,449		939
Others	6,524		3,602
Posco [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	188,252		135,405
Other sales	7
Others	34		525
Posco [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,353,313		1,112,489
Other sales	6		128
Purchase of material	25,773		23,217
Purchase of fixed assets	4,204		3,744
Outsourced processing cost			345
Others	5,411		3,841
Posco [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	273,573		226,063
Other sales	156		445
Others	8
Posco [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales	299,276		274,210
Other sales	17		462
Others	35
Posco [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	563,618		355,829
Other sales	584		2,613
Others	156		93
Posco [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	196,095		149,911
Purchase of material	2,616
Others	5
Posco [member] | Others [member]
Disclosure of transactions between related parties [line items]
Sales	1,158,122		766,263
Other sales	44,098		22,717
Purchase of material	456,804		207,601
Purchase of fixed assets	31,787		62,202
Outsourced processing cost	264,060		212,344
Others	140,869		145,562
Posco [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	13,472,119		11,160,350
Other sales	143,067		125,892
Purchase of material	2,931,565		2,214,877
Purchase of fixed assets	750,275		496,841
Outsourced processing cost	688,025		592,579
Others	428,288		380,144
Posco [member] | SeAH Changwon Integrated Special Steel [member]
Disclosure of transactions between related parties [line items]
Sales			28
Purchase of material			1,095
Outsourced processing cost			627
Posco [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	10,904		2,245
Other sales	240		48
Purchase of material	3,166		3,533
Purchase of fixed assets	215,023		244,898
Outsourced processing cost	24,192		16,812
Others	10,257		8,146
Posco [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	5,105		6,004
Other sales	4,108		1,042
Purchase of material	558,425		487,395
Others	80		2
Posco [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales	61,981		44,686
Posco [member] | KOBRASCO [member]
Disclosure of transactions between related parties [line items]
Other sales			29,297
Posco [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	14,199		26,625
Other sales	54,747		13,122
Purchase of material	64,335		175,246
Others	6
Posco [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	92,189		79,588
Other sales	59,095		43,509
Purchase of material	1,436,122		667,269
Purchase of fixed assets	215,023		244,898
Outsourced processing cost	24,192		17,439
Others	10,343		₩ 8,148
Posco [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Purchase of material	₩ 810,196